Offerings - Offering: 1	Aug. 13, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Amount Registered | shares	6,528,013
Proposed Maximum Offering Price per Unit	70.825
Maximum Aggregate Offering Price	$ 462,346,521
Fee Rate	0.01476%
Amount of Registration Fee	$ 68,242.35
Offering Note	Estimated solely for purposes of calculating the registration fee under Rule 457(c) under the Securities Act on the basis of the average of the high and low selling price of the Registrant’s Common Shares on August 6, 2024, as reported on the New York Stock Exchange.